Property and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Short-term leases	$ 1,265	$ 2,035	$ 2,708
Cash outflow for leases	5,123	6,279	8,666
Additions	11,274	1,030	10,391
Additions	$ 10,158	$ 1,057	$ 10,160